Revenue - Schedule of Revenue (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule of Revenue [Line Items]
Revenue	RM 55,465,994	$ 13,167,002	RM 30,439,585	RM 90,344,588	$ 20,186,479	RM 148,053,973	RM 63,509,466
Timing of revenue recognition:
Unsatisfied performance obligation	196,695,432	46,693,278	36,756,234	14,606,212	3,263,593	22,396,400	32,053,105
Point in time [Member]
Schedule of Revenue [Line Items]
Revenue	1,230,715	292,158	7,595,546	22,611,383	5,052,259	35,386,851	24,362,148
Over time [Member]
Schedule of Revenue [Line Items]
Revenue	54,235,279	12,874,844	22,844,039	67,733,205	15,134,220	112,667,122	39,147,318
Contract Services [Member]
Schedule of Revenue [Line Items]
Revenue	38,289,161	9,089,415	21,776,845	61,838,681	13,817,155	107,896,941	30,686,871
Contract Services [Member] | Related Party [Member]
Schedule of Revenue [Line Items]
Revenue	14,669,420	3,482,355	1,067,194	5,894,524	1,317,065	4,770,181	8,460,447
Sales of goods [Member]
Schedule of Revenue [Line Items]
Revenue	RM 2,507,413	$ 595,232	RM 7,595,546	22,611,383	5,052,259	35,386,851	24,360,650
Sales of goods [Member] | Related Party [Member]
Schedule of Revenue [Line Items]
Revenue							RM 1,498